UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 156,157	$ 87,118
Restricted cash	9,258	6,138
Short-term investments	46,694	31,158
Notes receivable	2,901	5,958
Inventories	126,222	62,341
Amounts due from related parties, net	45,811	53,737
Prepayments and other current assets, net	62,001	36,383
Total current assets	697,162	483,175
Non-current assets
Long-term investments, net	61,629	61,503
Property and equipment, net	32,396	26,705
Intangible assets, net	43,558	40,381
Operating lease right-of-use assets	13,747	16,770
Goodwill	3,790	3,686
Total non-current assets	288,877	179,234
Total assets	986,039	662,409
Current liabilities
Short-term borrowings	444,844	310,659
Notes payable	21,037	19,311
Amounts due to related parties	91,454	54,648
Operating lease liabilities, current	4,952	4,983
Convertible notes payable, current	24,731	38,819
Accrued expenses and other current liabilities	79,217	88,875
Income tax payable	972	1,022
Total current liabilities	968,547	823,004
Non-current liabilities
Long term borrowings	111,819	5,587
Convertible notes payable, non-current	101,622	60,283
Operating lease liabilities, non-current	12,778	15,696
Warrant liabilities, non-current	978	1,125
Provisions	18,477	17,804
Deferred tax liabilities	1,749	1,700
Total non-current liabilities	268,613	122,880
Total liabilities	1,237,160	945,884
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	14,761	0
Total mezzanine equity	14,761	0
SHAREHOLDERS’ DEFICIT
Treasury shares (25,900,751 and 30,771,872 shares held as of December 31, 2025 and June 30, 2026, respectively)	(39,911)	(30,004)
Additional paid-in capital	1,019,545	958,052
Accumulated deficit	(1,213,292)	(1,190,495)
Accumulated other comprehensive loss	(31,119)	(20,219)
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(264,775)	(282,664)
Noncontrolling interests	(1,107)	(811)
Total shareholders’ deficit	(265,882)	(283,475)
Total liabilities, mezzanine equity and shareholders’ deficit	986,039	662,409
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	2	2
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0
Nonrelated Party
Current assets
Accounts receivable	38,416	14,806
Non-current assets
Other non-current assets	43,386	30,189
Current liabilities
Accounts payable	251,446	192,756
Contract liabilities, current	125	123
Non-current liabilities
Other non-current liabilities – third parties	21,188	20,675
Related Party
Current assets
Accounts receivable	209,702	185,536
Amounts due from related parties, net	45,811	53,737
Non-current assets
Other non-current assets	90,371	0
Current liabilities
Accounts payable	45,939	104,483
Amounts due to related parties	91,454	54,648
Contract liabilities, current	3,830	7,325
Non-current liabilities
Contract liabilities, non-current	$ 2	$ 10